Other Assets - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2017
Disclosure of Other Assets [line items]
Borrowing costs relating to Property development and obtained from foreclosures capitalised	€ 0	€ 0
Other assets [member]
Disclosure of Other Assets [line items]
Other receivables	70		€ 121
Loans and available-for-sale bonds [member]
Disclosure of Other Assets [line items]
Accrued interest	2,505	2,773
Trading Derivative Assets [member]
Disclosure of Other Assets [line items]
Accrued interest	€ 1,375	€ 1,939